Provisions - Schedule of changes in provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balances at beginning of year	€ 9,583	€ 10,852	€ 13,987
Incorporation of Group companies, net	0	0	(8)
Additions charged to income	2,046	2,978	2,549
Interest expense (note 39)	100	91	95
Staff costs (note 46)	65	73	76
Provisions or reversion of provisions	1,881	2,814	2,378
Addition	4,217	3,713	3,541
Release	(2,336)	(899)	(1,163)
Other additions arising from insurance contracts linked to pensions	(33)	(8)	2
Changes in value recognised in equity	242	(1,705)	547
Payments to pensioners and pre-retirees with a charge to internal provisions	(592)	(806)	(711)
Benefits paid due to settlements		0	(1,551)
Insurance premiums paid	(3)	0	(1)
Payments to external funds	(451)	(440)	(333)
Amounts used	(2,817)	(2,961)	(2,485)
Transfer, exchange differences and other changes	174	1,673	(1,144)
Balances at end of year	8,149	9,583	10,852
Post employment plans
Disclosure of other provisions [line items]
Balances at beginning of year	3,185	3,976	6,358
Incorporation of Group companies, net	0	0	(5)
Additions charged to income	128	100	(217)
Interest expense (note 39)	73	78	84
Staff costs (note 46)	57	67	69
Provisions or reversion of provisions	(2)	(45)	(370)
Addition	10	21	6
Release	(12)	(66)	(376)
Other additions arising from insurance contracts linked to pensions	(33)	(8)	2
Changes in value recognised in equity	242	(1,705)	547
Payments to pensioners and pre-retirees with a charge to internal provisions	(229)	(201)	(303)
Benefits paid due to settlements		0	(1,551)
Insurance premiums paid	(3)	0	(1)
Payments to external funds	(451)	(440)	(333)
Amounts used	0	0	0
Transfer, exchange differences and other changes	(447)	1,463	(521)
Balances at end of year	2,392	3,185	3,976
Long term employee benefits
Disclosure of other provisions [line items]
Balances at beginning of year	1,242	1,751	1,382
Incorporation of Group companies, net	0	0	0
Additions charged to income	69	101	782
Interest expense (note 39)	27	13	11
Staff costs (note 46)	8	6	7
Provisions or reversion of provisions	34	82	764
Addition	105	154	787
Release	(71)	(72)	(23)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	(363)	(605)	(408)
Benefits paid due to settlements		0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	2	(5)	(5)
Balances at end of year	950	1,242	1,751
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Balances at beginning of year	733	700	739
Incorporation of Group companies, net	0	0	(1)
Additions charged to income	(27)	29	50
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	(27)	29	50
Addition	618	473	490
Release	(645)	(444)	(440)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements		0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	28	4	(88)
Balances at end of year	734	733	700
Other provisions
Disclosure of other provisions [line items]
Balances at beginning of year	4,423	4,425	5,508
Incorporation of Group companies, net	0	0	(2)
Additions charged to income	1,876	2,748	1,934
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	1,876	2,748	1,934
Addition	3,484	3,065	2,258
Release	(1,608)	(317)	(324)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements		0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	(2,817)	(2,961)	(2,485)
Transfer, exchange differences and other changes	591	211	(530)
Balances at end of year	€ 4,073	€ 4,423	€ 4,425